Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefits [Roll Forward]
Beginning Balance	$ 3	$ 81	$ 142
Additions based on tax positions related to the current year	19	0	20
Additions for tax positions of prior years	0	0	0
Reductions for tax positions for prior years	(1)	0	(1)
Deconsolidation of CEOC	0	(78)	0
Settlements	0	0	0
Expiration of statutes	0	0	(80)
Ending Balance	$ 21	$ 3	$ 81